Revenues	12 Months Ended
Jun. 30, 2022
Revenues
23. Revenues

23. Revenues

	June 30, 2022	June 30, 2021	June 30, 2020
Rental and services income	27,281	18,093	28,092
Sales of trading properties and developments	505	1,679	1,796
Revenue from hotels operation and tourism services	4,299	1,510	4,980
Total Group’s revenues	32,085	21,282	34,868